Vessels Under Construction - Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement In Vessels Under Construction [Roll Forward]
Vessels under construction at January 1	$ 41,589	$ 0
Capitalized interest	5,206	381
Additions to vessels under construction	68,526	41,208
Vessels under construction at December 31	$ 115,321	$ 41,589